DERIVATIVE INSTRUMENTS (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Effective portion of change in fair value of hedging instruments [Abstract]
Foreign exchange gain on cash and cash equivalents designated as hedging instruments		$ 0.0	$ 4.9
Reclassification of realized foreign exchange gain on cash and cash equivalents designated as hedging instrument		0.0	3.2
Unrealized (loss) gain on diesel swap contracts	[1]	(0.4)	1.2
Realized loss on settlement of diesel swap contracts	[1]	0.3	2.5
Deferred income tax related to hedging instruments	[2]	0.0	(1.5)
Total hedging gains (losses) in other comprehensive income		$ (0.1)	$ 10.3

[1]	Diesel swap contracts In 2015, the Company entered into diesel swap contracts to hedge diesel cost at Mesquite. Realized gains and losses are reclassified from other comprehensive income to operating expenses as diesel is consumed at the mine site.
[2]	(i) Diesel swap contracts In 2015, the Company entered into diesel swap contracts to hedge diesel cost at Mesquite. Realized gains and losses are reclassified from other comprehensive income to operating expenses as diesel is consumed at the mine site. The Company realized a loss of $0.3 million on settlement of 1.0 million gallons for the year ended December 31, 2017 (2016 – loss of $2.5 million on 5.5 million gallons). The hedge was fully settled as at June 30, 2017.